OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:   Oppenheimer Variable Account Funds (the "Registrant")
Post-Effective Amendment No. 65 under the Securities Act
and Amendment No. 60 under the Investment Company Act
File Nos. 2-93177; 811-4108

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of the Registrant for the Oppenheimer Balanced Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA (each a "Fund" and together the "Funds"). This filing constitutes Post-Effective Amendment No. 65 under the Securities Act and Amendment No. 60 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act primarily to implement certain changes to the Funds’ names and related principal investment strategies and/or risks, as well as other changes as a result of the proxy to shareholders dated December 16, 2011 (filed with the SEC on December 14, 2011) (the “Proxy”). Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed April 27, 2012 under Rule 485(b). The Amendment has been tagged to indicate changes since the April 27, 2012 filing.

The material differences between the disclosure in the April 27, 2012 filing and the Amendment are:

Prospectus Differences

Each of the Prospectuses for Balanced Fund/VA, Main Street Small- & Mid-Cap Fund/VA, Small & Mid-Cap Growth Fund/VA, and Value Fund/VA are different from the 2012 prospectuses, as follows:

  Name changes: Balanced Fund/VA changes to “Capital Income Fund/VA,” Main Street Small- & Mid-Cap Fund/VA changes to “Main Street Small Cap Fund/VA,” Small- & Mid-Cap Growth Fund/VA changes to “Discovery Mid Cap Growth Fund/VA,” and Value Fund/VA changes to “Equity Income Fund/VA,”
  Revision to the investment objective as a result of the Proxy, except that Main Street Small- & Mid-Cap Fund/VA did not revise its investment objective;
  Revisions to the “Principal Investment Strategies” and “Principal Risks” sections, except that Main Street Small- & Mid-Cap Fund/VA had no material changes to its “Principal Risks” section;
  Revisions to the sections discussing the investment adviser and portfolio managers, except that Small & Mid-Cap Growth Fund/VA did not make a change to its portfolio manager;
  Revisions to the sections “The Fund’s Principal Investment Strategies and Risks” and “Other Investment Strategies and Risks” to reflect changes to the disclosure in connection with the revised investment strategies, and revisions to the section “Changes to the Fund’s Investment Policies” to reflect changes resulting from the Proxy; except that Value Fund/VA did not have material changes to the section “Changes to the Fund’s Investment Policies,” and neither Small & Mid-Cap Growth Fund/VA nor Main Street Small- & Mid-Cap Fund/VA had material changes to the “Other Investment Strategies and Risks” section.

Statement of Additional Information Differences

  Name changes to reflect the Funds’ new names;
  Revisions to the sections “Additional Information About the Funds’ Investment Policies and Risks” to reflect the updated investment advisory arrangement;
  Revisions to the sections “The Funds’ Main Investment Policies,” and “Other Investments and Investment Strategies,” to reflect updated investment strategies and risks.
  Revisions to the section “Investment Restrictions,” to reflect changes to fundamental policies as a result of the Proxy.

We anticipate that an amendment to the Registration Statement will be filed on or about April 26, 2013, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended December 31, 2012; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on April 30, 2013, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Very truly yours,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

Attachments

cc:        Valerie Lithotomos, Esq.

Gloria LaFond

   Edward Gizzi, Esq.

Taylor V. Edwards, Esq